INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX [Abstract]
Schedule of Components of Income Taxes
Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011
Income taxes (tax benefit):
Current taxes:
In Israel	6,060	4,896	2,003
Outside Israel	8,194	6,013	6,530
	14,254	10,909	8,533
Deferred taxes:
In Israel	(503)	(249)	1,425
Outside Israel	(1,309)	1,204	(3,564)
	(1,812)	955	(2,139)
Taxes in respect of prior years:
In Israel	-	(126)	(739)
Outside Israel	5	(48)	-
	5	(174)	(739)
	12,447	11,690	5,655

Schedule of Income Tax Reconciliation
The following is a reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011
Pretax income	38,002	37,689	27,864
Statutory tax rate	25%	25%	24%
Tax computed at the ordinary tax rate	9,500	9,422	6,687
Nondeductible expenses	1,701	418	506
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	137	1,087	757
Deductible financial expenses recorded to additional paid-in capital	(312)	(244)	136
Taxes in respect of prior years	5	(174)	(739)
Tax adjustment in respect of different tax rates	1,877	1,734	821
Utilization of losses of prior years in respect of which no deferred taxes were generated	-	-	(1,292)
Taxes in respect of withholding at the source from royalties and dividends	817	853	177
Adjustment in respect of tax rate deriving from "approved enterprises"	(467)	(233)	(801)
Others	(811)	(1,173)	(597)
	12,447	11,690	5,655

Summary of Deferred Taxes
Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012
Deferred taxes included in other current assets:
Provision for employee related obligations	139	115
Provision for legal obligation and other	3,553	2,382
	3,692	2,497

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012
Long-term deferred income taxes:
Provision for employee related obligations	533	534
Carry forward tax losses	4,029	3,188
Temporary differences, net	1,982	2,201
	6,544	5,923
Valuation allowance	(2,979)	(2,392)
	3,565	3,531

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012

Deferred income taxes included in long-term investments and other assets	3,781	4,174
Deferred income taxes included in long-term liabilities	(216)	(643)
	3,565	3,531

Schedule of Income Before Income Taxes
Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2013	2012	2011

The Company and its Israeli subsidiaries	17,296	20,060	19,680
Non-Israeli subsidiaries	20,706	17,629	8,184
	38,002	37,689	27,864

Changes in Unrecognized Tax Benefits
The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.
Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
US dollars
(in thousands)
Balance at January 1, 2012	1,504
Decrease related tax positions of prior years	(1,076)
Translations differences related to the current year	11
Balance at December 31, 2012	439
Translations differences related to the current year	33
Balance at December 31, 2013	472